Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 573.5	$ 553.8
Cash committed for construction projects, including consolidated variable interest entities of $143.6 and $0 in 2013 and 2012, respectively	258.0	27.8
Restricted cash	70.1	63.4
Accounts receivable, net	351.5	220.4
Inventories	248.4	247.8
Solar energy systems held for development and sale	460.1	133.8
Prepaid and other current assets	423.4	212.4
Total current assets	2,385.0	1,459.4
Investments	41.1	49.6
Property, plant and equipment, net:
Non-solar energy systems	1,108.7	1,213.1
Solar energy systems, including consolidated variable interest entities of $157.5 and $53.1 in 2013 and 2012, respectively	2,014.2	1,459.9
Restricted cash	73.8	50.2
Note hedge derivative asset	514.8	0
Other assets	542.9	513.1
Total assets	6,680.5	4,745.3
Current liabilities:
Current portion of long-term debt and short term borrowings	2.8	3.4
Short-term solar energy system debt financings and capital leaseback obligations, including consolidated variable interest entities of $5.8 and $2.9 in 2013 and 2012, respectively	394.7	97.8
Accounts payable	867.7	477.0
Accrued liabilities	417.5	343.0
Contingent consideration payable related to acquisitions	15.2	23.1
Deferred revenue for solar energy systems	154.7	113.1
Customer and other deposits	36.7	77.2
Total current liabilities	1,889.3	1,134.6
Long-term debt, less current portion	875.8	758.7
Long-term solar energy system financings and capital leaseback obligations, less current portion, including consolidated variable interest entities of $234.6 and $69.2 in 2013 and 2012, respectively	2,302.9	1,508.4
Pension and post-employment liabilities	49.2	52.7
Customer and other deposits	103.3	184.5
Deferred revenue for solar energy systems	87.4	146.0
Non-solar energy system deferred revenue	2.6	29.2
Conversion option derivative liability	506.5	0
Warrant derivative liability	270.5	0
Other liabilities	251.8	253.8
Total liabilities	6,339.3	4,067.9
Redeemable noncontrolling interest	0	11.3
Stockholders' equity:
Preferred stock, $.01 par value, 50.0 shares authorized, none issued or outstanding in 2013 or 2012	0	0
Common stock, $.01 par value, 300.0 shares authorized, 266.9 and 241.9 shares issued in 2013 and 2012, respectively	2.7	2.4
Additional paid-in capital	457.7	647.7
(Accumulated deficit) retained earnings	(168.0)	425.3
Accumulated other comprehensive loss	(60.0)	(39.8)
Treasury stock, less than 0.1 and 10.6 shares in 2013 and 2012, respectively	(0.2)	(460.3)
Total SunEdison stockholders’ equity	232.2	575.3
Noncontrolling interests	109.0	90.8
Total stockholders’ equity	341.2	666.1
Total liabilities and stockholders’ equity	$ 6,680.5	$ 4,745.3